Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2018	2017	2016
Net revenues (CHF million)
Swiss Universal Bank	5,564	5,396	5,759
International Wealth Management	5,414	5,111	4,698
Asia Pacific	3,393	3,504	3,597
Global Markets	4,980	5,551	5,497
Investment Banking & Capital Markets	2,177	2,139	1,972
Strategic Resolution Unit	(708)	(886)	(1,271)
Corporate Center	100	85	71
Net revenues	20,920	20,900	20,323
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,125	1,765	2,025
International Wealth Management	1,705	1,351	1,121
Asia Pacific	664	729	725
Global Markets	154	450	48
Investment Banking & Capital Markets	344	369	261
Strategic Resolution Unit	(1,381)	(2,135)	(5,759)
Corporate Center	(239)	(736)	(687)
Income/(loss) before taxes	3,372	1,793	(2,266)
Total assets
end of	2018	2017
Total assets (CHF million)
Swiss Universal Bank	224,301	228,857
International Wealth Management	91,835	94,753
Asia Pacific	99,809	96,497
Global Markets	211,530	242,159
Investment Banking & Capital Markets	16,156	20,803
Strategic Resolution Unit	20,874	45,629
Corporate Center	104,411	67,591
Total assets	768,916	796,289

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2018	2017	2016
Net revenues (CHF million)
Switzerland	7,646	7,775	8,426
EMEA	1,686	1,231	2,064
Americas	8,731	8,928	7,217
Asia Pacific	2,857	2,966	2,616
Net revenues	20,920	20,900	20,323
Income/(loss) before taxes (CHF million)
Switzerland	1,924	1,736	2,111
EMEA	(2,082)	(2,769)	(2,460)
Americas	3,452	2,746	(1,573)
Asia Pacific	78	80	(344)
Income/(loss) before taxes	3,372	1,793	(2,266)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2018	2017
Total assets (CHF million)
Switzerland	234,291	241,757
EMEA	149,400	154,023
Americas	309,616	318,405
Asia Pacific	75,609	82,104
Total assets	768,916	796,289
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2018	2017	2016
Net revenues (CHF million)
Swiss Universal Bank	5,564	5,396	5,759
International Wealth Management	5,414	5,111	4,698
Asia Pacific	3,393	3,504	3,597
Global Markets	4,980	5,551	5,497
Investment Banking & Capital Markets	2,177	2,139	1,972
Strategic Resolution Unit	(708)	(886)	(1,271)
Adjustments [1]	0	150	141
Net revenues	20,820	20,965	20,393
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,125	1,765	2,025
International Wealth Management	1,705	1,351	1,121
Asia Pacific	664	729	725
Global Markets	154	450	48
Investment Banking & Capital Markets	344	369	261
Strategic Resolution Unit	(1,381)	(2,135)	(5,759)
Adjustments [1]	(755)	(976)	(910)
Income/(loss) before taxes	2,856	1,553	(2,489)
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	2018	2017
Total assets (CHF million)
Swiss Universal Bank	224,301	228,857
International Wealth Management	91,835	94,753
Asia Pacific	99,809	96,497
Global Markets	211,530	242,159
Investment Banking & Capital Markets	16,156	20,803
Strategic Resolution Unit	20,874	45,629
Adjustments [1]	107,564	69,674
Total assets	772,069	798,372
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2018	2017	2016
Net revenues (CHF million)
Switzerland	8,047	8,015	8,484
EMEA	1,164	1,042	2,036
Americas	8,750	8,952	7,267
Asia Pacific	2,859	2,956	2,606
Net revenues	20,820	20,965	20,393
Income/(loss) before taxes (CHF million)
Switzerland	1,927	1,648	1,955
EMEA	(2,520)	(2,825)	(2,487)
Americas	3,344	2,660	(1,602)
Asia Pacific	105	70	(355)
Income/(loss) before taxes	2,856	1,553	(2,489)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2018	2017
Total assets (CHF million)
Switzerland	237,200	243,767
EMEA	149,715	154,179
Americas	309,616	318,358
Asia Pacific	75,538	82,068
Total assets	772,069	798,372
The designation of total assets by region is based upon customer domicile.